May 7, 2010

                                       Jennifer R. Gonzalez
                                       D 202.778.9286
                                       F 202.778.9100
                                       jennifer.gonzalez@klgates.com

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Neuberger Berman High Yield Strategies Fund Inc. Registration Statement on Form N-14

Re: Pre-Effective Amendment No. 1

Dear Sir or Madam:

On behalf of Neuberger Berman High Yield Strategies Fund Inc. (the “Acquiring Fund”), transmitted herewith for filing is Pre-Effective Amendment No. 1 to Acquiring Fund’s registration statement on Form N-14 (“PEA 1”).  PEA 1 includes a Notice of Joint Annual Meeting of Shareholders of Neuberger Berman High Yield Strategies Fund (“NHS”) and Stockholders of Neuberger Berman Income Opportunity Fund Inc. (“NOX”) (the “Meeting”) (NHS and NOX, each an “Acquired Fund,” and together with the Acquiring Fund, the “Funds”), a Joint Proxy Statement for the Acquired Funds, a Prospectus for the Acquiring Fund and forms of proxies relating to the Meeting.  At the Meeting, the shareholders/stockholders of the Acquired Funds will be asked to approve an Agreement and Plan of Reorganization (“Agreement”) and vote on the election of Trustees/Directors.  The Agreement provides for a conversion (the “Conversion”) followed by a merger (the “Merger,” and together with the Conversion, the “Reorganization”).  In the Conversion, NHS would convert into the Acquiring Fund, which is a newly formed Maryland corporation, and NHS would dissolve under applicable state law.  After the Conversion, NOX would transfer its assets to the Acquiring Fund in exchange for shares of common stock and preferred stock of the Acquiring Fund and the assumption by the Acquiring Fund of NOX’s liabilities and NOX would dissolve under applicable state law.

One purpose of PEA No. 1 is to include revisions based on comments received from the staff of the Securities and Exchange Commission.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Funds.

May 7, 2010

If you have any questions regarding the foregoing, please contact me at (202) 778-9286 or Arthur C. Delibert at (202) 778-9042.

Sincerely,

/s/ Jennifer R. Gonzalez

Jennifer R. Gonzalez

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